Condensed Financial Statements of the Company - Schedule of Condensed Statements of Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (8,264,485)	$ (1,164,028)	¥ (12,667,168)	¥ (32,861,932)
Share based compensation	(83,863,299)	(11,811,899)	(38,993,201)
Loss from operations	(92,127,784)	(12,975,927)	(51,660,369)	(32,861,932)
Interest expenses	(1,268,152)	(178,615)	(27,826,197)	(19,912,987)
Impairment loss for other equity investments accounted for using measurement alternative	(8,288,296)	(1,167,382)	(22,705,285)
Other expenses, net	(10,440,057)	(1,470,451)		(266,083,985)
Changes in fair value of financial instruments	17,101,260	2,408,662	(1,875,889)	(60,764,404)
Share of loss of subsidiaries and consolidated VIEs	(71,318,704)	(10,045,033)	(18,180,868)	(79,060,126)
Loss before income tax expenses	(166,341,733)	(23,428,746)	(122,248,608)	(458,683,434)
Net loss	(166,341,733)	(23,428,746)	(122,248,608)	(458,683,434)
Accretion of redeemable convertible preferred shares to redemption value	(110,112,796)	(15,509,063)	(109,089,609)	(381,218,518)
Net loss attributable to ordinary shareholders	¥ (276,454,529)	$ (38,937,809)	¥ (231,338,217)	¥ (839,901,952)